UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 09/30

Date of reporting period: 7/1/15-4/8/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05076
Reporting Period: 07/01/2015 - 04/08/2016
Tax-Exempt California Money Market Fund

================ A     Tax-Exempt California Money Market Fund =================

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y600
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

Ticker:       NVX            Security ID:  67069X609
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZH            Security ID:  67070Y604
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax-Exempt California Money Market Fund

By (Signature and Title) /s/Brian E. Binder
                                  Brian E. Binder, Chief Executive Officer and President

Date 4/15/16